ENTITY-WIDE DISCLOSURES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 35,652	$ 25,197	$ 25,479
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	25,993	17,529	16,568
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,085	4,322	4,932
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,532	1,774	1,478
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	817	761	948
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,225	$ 811	$ 1,553
OEM Partner 1 [Member] | Sales Revenue, Product Line [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of revenues			10.90%